Trading Liabilities - Summary of Trading Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of financial liabilities [line items]
Trading liabilities	¥ 2,080,826	¥ 2,018,484
Debt instruments [member]
Disclosure of financial liabilities [line items]
Trading liabilities	2,002,591	1,915,687
Equity instruments [member]
Disclosure of financial liabilities [line items]
Trading liabilities	¥ 78,235	¥ 102,797